Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
General and administrative expenses	$ 469,519	$ 204,126	$ 207,426	$ 1,510,776	$ 507,180
Administrative fee – related party	30,000	10,000	10,000	90,000	40,000
Total expenses	(499,519)	(214,126)	(217,426)	(1,600,776)	547,180
Change in fair value of Note payable – related party	(130,702)			(74,039)
Other Income (Expense)
Interest income – Investments held in Trust Account	498,822	492	492	660,441	1,622
Offering costs allocated to warrants		(2,188,378)	(2,188,378)		(2,188,378)
Change in fair value of over-allotment derivative liability					(50,722)
Change in fair value of derivative warrant liability	(315,075)	(1,571,425)	(1,571,425)	3,673,900	8,872,019
Total other income (expense)	53,045	(3,759,311)	(3,759,311)	4,260,302	6,634,541
Pre-tax income (loss)	(446,474)	(3,973,437)	(3,976,737)	2,659,526
Income tax	(76,848)			(76,848)
Net income (loss)	$ (523,322)	$ (3,973,437)	$ (3,976,737)	$ 2,582,678	$ 6,087,361
Common stock subject to possible redemption [Member]
Other Income (Expense)
Weighted average shares outstanding, basic and diluted (in Shares)	10,700,000	3,292,308	1,406,573	10,700,000	4,209,836
Basic and diluted net income (loss) per share (in Dollars per share)	$ (0.04)	$ (0.67)	$ (0.97)	$ 0.19	$ 0.88
Common Stock not subject to possible redemption [Member]
Other Income (Expense)
Weighted average shares outstanding, basic and diluted (in Shares)	2,850,000	2,675,000	2,675,000	2,850,000	2,743,852
Basic and diluted net income (loss) per share (in Dollars per share)	$ (0.04)	$ (0.67)	$ (0.97)	$ 0.19	$ 0.88